Income tax	12 Months Ended
Dec. 31, 2017
Disclosure Of Income tax [Abstract]
Disclosure of income tax [text block]
Note 17 Income tax

Amounts in US$ '000	2017	2016	2015
Current tax	(48,449)	(12,359)	(7,262)
Deferred income tax (Note 18)	5,304	555	24,316
	(43,145)	(11,804)	17,054

The tax on the Group’s profit (loss) before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

Amounts in US$ '000	2017	2016	2015
Profit (Loss) before tax	25,308	(48,842)	(301,620)
Tax losses from non-taxable jurisdictions	22,708	12,318	15,852
Taxable profit (loss)	48,016	(36,524)	(285,768)

Income tax calculated at domestic tax rates applicable to Profit (Losses) Income in the respective countries	(31,107)	(809)	62,589
Tax losses where no deferred tax benefit is recognised	(8,111)	(6,616)	(16,325)
Effect of currency translation on tax base	(2,330)	(2,840)	(6,776)
Changes in the income tax rate (Note 16)	542	220	(625)
Non recoverable tax loss carry-forwards	-	-	(15,537)
Non-taxable results (a)	(2,139)	(1,759)	(6,272)
Income tax	(43,145)	(11,804)	17,054

(a)	Includes non-deductible expenses in each jurisdiction and changes in the estimation of deferred tax assets and liabilities.

Under current Bermuda law, the Company is not required to pay any taxes in Bermuda on income or capital gains. The Company has received an undertaking from the Minister of Finance in Bermuda that, in the event of any taxes being imposed, they will be exempt from taxation in Bermuda until March 2035. Income tax rates in those countries where the Group operates (Argentina, Brazil, Colombia, Peru and Chile) ranges from 15% to 40%.

The Group has significant tax losses available which can be utilised against future taxable profit in the following countries:

Amounts in US$ '000	2017	2016	2015
Argentina	4,849	2,908	3,834
Chile (a)	345,104	280,290	209,910
Brazil (a)	33,721	16,057	-
Total tax losses at 31 December	383,674	299,255	213,744

(a) Taxable losses have no expiration date.

At the balance sheet date deferred tax assets in respect of tax losses in Argentina and in certain Companies in Chile have not been recognised as there is insufficient evidence of future taxable profits to offset them (in the case of Argentina, before the statute of limitation of these tax losses causes them to expire).

Expiring dates for tax losses accumulated at 31 December 2017 are:

Expiring date	Amounts in US$ '000
2020	754
2021	1,446
2022	2,649